Consolidated income statement - EUR (€) € / shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Line Items]
Revenue	€ 2,627	€ 2,001	€ 2,030
C-band repurposing income	3	88	2,744
Other income	182	3	5
Cost of sales	(755)	(461)	(444)
Staff costs	(495)	(402)	(409)
Other operating expenses	(348)	(236)	(244)
Operating expenses	(1,598)	(1,099)	(1,097)
Fair value movement on contingent value rights	(28)
Depreciation expense	(836)	(650)	(603)
Property, plant and equipment impairment	(73)	(216)	(26)
Assets in the course of construction impairment			(425)
Amortisation expense	(140)	(156)	(89)
Intangible assets impairment	(73)	93	(3,225)
Operating profit / (loss)	64	64	(686)
Finance income	160	136	64
Finance costs	(332)	(139)	(106)
Net financing costs	(172)	(3)	(42)
Other non-operating income / expenses (net)	(7)	21
Profit / (loss) before tax	(115)	82	(728)
Income tax expense	21	(55)	(176)
Profit / (loss) after tax	(94)	27	(904)
Profit / (loss) for the year	(94)	27	(904)
Attributable to:
Owners of the parent	(95)	15	(905)
Non-controlling interests	1	12	1
Profit / (loss) for the year	€ (94)	€ 27	€ (904)
Class A Shares [Member]
Basic loss per share (in euro)
Basic loss per share Class A and Class B	€ (260)	€ 0	€ (2,140)
Diluted loss per share (in euro)
Diluted loss per share Class A and Class B	(260)	0	(2,120)
Class B Shares [Member]
Basic loss per share (in euro)
Basic loss per share Class A and Class B	(100)	0	(860)
Diluted loss per share (in euro)
Diluted loss per share Class A and Class B	€ (100)	€ 0	€ (860)